S000096485 [Member] Performance Management - Baron Technology ETF	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
As of the close of business on December 12, 2025, the Predecessor Fund transferred its assets and liabilities to the Fund in a tax‑free reorganization (the “Reorganization”). The Fund and the Predecessor Fund have identical investment objectives and fundamental investment policies, as well as substantially similar investment strategies. However, ETFs, such as the Fund, are structurally different from mutual funds, such as the Predecessor Fund, in several important aspects, including the ability for ETF shareholders to trade shares intraday on an exchange at market prices, the full daily transparency of the ETF’s portfolio holdings and the potential for increased tax efficiency.
The performance of the Predecessor Fund for the periods prior to December 12, 2025 has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of the Predecessor Fund. Because the Fund has different fees and expenses than the Predecessor Fund, the Fund would also have had different performance results. Additionally, if the Predecessor Fund had operated as an ETF, its performance may have differed.
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Fund. The bar chart shows the Fund’s year‑by‑year performance and its average annual performance compared to that of a broad measure of market performance. Updated performance information for the Fund is available at www.BaronCapitalGroup.com/daily‑prices‑and‑performance or by calling 1‑800‑99BARON (1-800-992-2766). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Fund. The bar chart shows the Fund’s year‑by‑year performance and its average annual performance compared to that of a broad measure of market performance.
Bar Chart [Heading]	Total Return (%) for the year ended December 31
Bar Chart Closing [Text Block]

Best Quarter:	6/30/25	31.06%
Worst Quarter:	6/30/22	(25.96)%

Performance Table Heading	Average Annual Total Returns (for period ended 12/31/2025)
Performance Table Narrative
The following table presents the Fund’s annual returns and long-term performance (before and after taxes), along with the change in value of relevant market indexes for the year ended December 31, 2025. These indexes include: the MSCI ACWI Information Technology Index, which includes large and mid cap securities across 23 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries that are classified in the Information Technology as per the Global Industry Classification Standard (GICS®), in which the Predecessor Fund invests; the S&P 500 Index, a broad-based index representing the overall U.S. equity market; and the MSCI ACWI Index, a global equity index capturing large- and mid‑cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries.
After‑tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Your actual after‑tax returns depend on your own tax situation and may differ from those shown. After‑tax returns reflect past tax effects and are not predictive of future tax effects. After‑ tax returns are not relevant to investors who hold their Fund’s shares in a tax‑deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax‑exempt.

Performance Table Market Index Changed	These indexes include: the MSCI ACWI Information Technology Index, which includes large and mid cap securities across 23 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries that are classified in the Information Technology as per the Global Industry Classification Standard (GICS®), in which the Predecessor Fund invests; the S&P 500 Index, a broad-based index representing the overall U.S. equity market; and the MSCI ACWI Index, a global equity index capturing large- and mid‑cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries.
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑ tax returns are not relevant to investors who hold their Fund’s shares in a tax‑deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax‑exempt.
Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for the periods ended December 31, 2025
Performance Availability Website Address [Text]	www.BaronCapitalGroup.com/daily‑prices‑and‑performance
Performance Availability Phone [Text]	1‑800‑99BARON (1-800-992-2766)
Baron Technology ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	31.06%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(25.96%)
Lowest Quarterly Return, Date	Jun. 30, 2022